Investment Strategy	Sep. 28, 2026
Adaptive Alpha Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index. The Fund’s portfolio manager seeks to achieve the Fund’s investment objective of capital appreciation by investing in exchange-traded funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and not affiliated with the Fund (“Portfolio Funds”) that invest in equity securities of any market capitalization of issuers from a number of countries throughout the world, including emerging market countries. In addition to its indirect investments, the Fund may also invest directly in equity securities and fixed income securities, as well as put and call options, and cash and cash equivalents as part of its risk management strategy. The Fund is considered “diversified” under the 1940 Act. The strategy is a global-go-anywhere solution not constrained by asset class style boxes.

The bottom-up strategy utilizes a quantitative approach and a proprietary methodology to attempt to identify certain sectors, subsectors, and individual securities that the data indicates should have a greater ability to improve the risk adjusted returns for the Fund over the course of a full market cycle. The strategy considers up and down capturing statistics to help identify the winners from losers. "Up-down capture" is a pair of statistics that shows how an investment portfolio or security performs compared to a market benchmark during both rising ("up") and falling ("down") markets. Up market capture tells you how much of the market's positive return your portfolio or security "captured" during periods when the market was going up, and down capture tells you how much of the market's negative return your portfolio or security “captured” during periods when the market was falling.

The quantitative approach and proprietary methodology are based on the analysis of thousands of securities where the turning points in key macro drivers of growth, liquidity and risk appetite are identified. Macro drivers are broad factors, variables or events that have a significant impact on the overall economy of a country or region and are part of the top-down process. These drivers (such as interest rates, inflation, unemployment rate, GDP, etc.) can influence economic growth, inflation, employment, and other key economic indicators. The daily price movements of these securities are evaluated in respect to predetermined benchmarks, and then the potential of the expected performance of the investment is measured through a proprietary statistical and formulaic scoring system which models the appetite to buy, resilience to sell, the breadth and strength of the market, and rate of change and strength of trend, into a representative score (based on historical price action, time, market conditions and other potential factors) that assists the portfolio manager in identifying opportunity and provides further analysis of the potential investment and performance of the security. Once these sectors, subsectors, and individual securities have been identified, the Fund increases its allocation to these preferred holdings through a variety of methods including owning the underlying securities themselves, owning an ETF that is representative of the sector or subsector, or through the use of options that can either provide greater exposure to an asset or sector or, at other times, provide protection as part of a broader risk management strategy. The fixed income securities in which the Fund will invest will be investment grade and may be of any duration or maturity.

The Fund will employ a risk management strategy intended to manage the volatility of the Fund’s returns and manage the overall risk of investing in the Fund. The risk management strategy monitors technical metrics on equity indices that may identify periods where there is potential for higher equity market risk. These technical metrics use mathematically based tools to identify positive or negative trends in equity indices, so, when the technical metrics identify a negative trend, there may be a potential for higher equity market risk. When periods of declining equity markets are more likely, the risk management strategy will reduce equity exposure. When employing this risk management strategy, the Fund may allocate a significant percentage of its assets to cash and cash equivalents. When employing the risk management strategy, in addition to cash and cash equivalents, the Fund may utilize a hedge overlay for downside protection, which will include put and call options and ETFs that have exposure to changes in volatility or offer inverse performance to equity markets (inverse ETFs). The hedge overlay will be used when the Advisor believes there is the potential for higher risk of loss in equity markets.

The Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets. The Portfolio Funds in which the Fund invests will have investment objectives similar to the Fund’s or will otherwise hold permitted investments under the Fund’s investment policies. Although the Fund principally invests in Portfolio Funds with no sales-related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees. The portfolio manager will sell a Portfolio Fund when a more attractive investment opportunity is identified, or the Fund’s portfolio needs to be rebalanced due to increases or decreases in the Fund’s net assets. As a result of its strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund’s performance due to higher transactions costs and higher taxes. Portfolio turnover will not be a limiting factor in making investment decisions.

Adaptive Hedged Multi-Asset Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index. The Advisor seeks to achieve the Fund’s investment objective of total return by investing in other investment companies, including mutual funds and exchange-traded funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and not affiliated with the Fund (“Portfolio Funds”) or by making direct investments in individual securities. The Fund’s portfolio will consist of a mix of direct and indirect investments through Portfolio Funds and each may be all of the Fund’s portfolio or none of the Fund’s portfolio at any given time. The Fund’s fixed income investments, both direct and indirect through Portfolio Funds, may include mortgage backed securities, asset backed securities, commercial mortgage backed securities, non-agency mortgage backed securities, corporate investment grade securities, convertible securities, high yield-high risk bonds (commonly known as “junk bonds”), securities issued or guaranteed by certain U.S. Government agencies, instrumentalities and sponsored enterprises, exchange traded notes (“ETNs”) and global debt securities. The Fund’s equity investments, both direct and indirect through Portfolio Funds, may include dividend paying equity securities, real estate investment trusts (“REITs”), and preferred securities. The Fund’s equity investments will not be limited by sector criteria or market capitalization. In addition to its indirect investments, the Fund may also invest directly in put and call options on index ETFs, sector ETFs, individual equities, and cash and cash equivalents as part of its risk management strategy. The Fund’s allocation of its assets into various asset classes will depend on the views of the Advisor as to the best value relative to what is currently presented in the marketplace.

The Fund may invest in ETF or ETN equity strategies that follow a “buy-write” investment strategy also known as covered call strategy in which a fund purchases a security and also writes (or sells) call options that correspond to the security. The Fund may also invest in individual equities, equity index ETFs, or fixed income ETFs and follow a “buy-write” investment strategy.

The Fund’s fixed income securities may be of any maturity and any credit rating, including below investment grade securities (commonly referred to as “junk”). The below investment grade securities will include corporate bonds, securities of issuers in default, unrated securities, mortgage-backed securities, and asset-backed securities. The Fund’s fixed income investments will also include commodity based ETNs and ETFs. The fixed income securities in which the Fund invests do not have an established average portfolio duration and the average portfolio durations will vary. Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates. In general, the higher the duration, the more a bond’s price will drop as interest rates rise (and the greater the interest rate risk). For example, if rates were to rise 1%, a bond or bond fund with a five-year average duration would likely lose approximately 5% of its value. The Fund will not be limited in its investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.

The Advisor uses an investment model for analyzing market trends. The investment model includes factors such as price momentum, volatility, comparative indicators relative to certain indices and a recession model (a model that measures the probability of a recession within the next several months based on leading economic indicators). The Advisor utilizes research and valuation metrics to determine which fixed income asset classes have the greatest potential for producing positive performance and income, with a focus on capturing upside performance while protecting against loss. Valuation metrics are measures of a company’s performance, financial health and prospects for future earnings by comparing the market’s opinion (share price) to actual reported earnings to help predict a company’s prospects. The fixed income Portfolio Funds are selected based on liquidity, cost, and tracking error (degree to which an ETF that is not actively managed follows its index). The dividend paying equity securities are selected based on dividend yield and diversification. The preferred securities and REITs are selected based on their yield relative to traditional fixed income sectors. When the Advisor’s model indicates a negative market trend, the Fund may hedge the Fund’s portfolio by investing in ETFs that invest in treasury bonds, exchange traded notes (“ETNs”), and leveraged ETFs (ETFs that seek to deliver multiples of the performance of the index or benchmark they track) and inverse ETFs (ETFs that seek to deliver the opposite of the performance of the index or benchmark they track). The leveraged ETFs hedge the Fund’s portfolio by offsetting equity allocations without need to sell the long equity positions. The Fund may hold significant cash or inverse ETF positions during unfavorable market conditions.

The Fund will employ a risk management strategy intended to manage the volatility of the Fund’s returns and manage the overall risk of investing in the Fund. The risk management strategy monitors technical metrics on equity indices that may identify periods where there is potential for higher equity market risk. These technical metrics use mathematically based tools to identify positive or negative trends in equity indices, so, when the technical metrics identify a negative trend, there may be a potential for higher equity market risk. When periods of declining equity markets are more likely, the risk management strategy will reduce equity exposure. When employing this risk management strategy, the Fund may allocate a significant percentage of its assets to cash and cash equivalents. When employing the risk management strategy, in addition to cash and cash equivalents, the Fund may utilize a hedge overlay for downside protection, which will include put and call options and ETFs that have exposure to changes in volatility or offer inverse performance to equity markets (inverse ETFs). The hedge overlay will be used when the Advisor believes there is the potential for higher risk of loss in equity markets.

The Fund intends to invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest its assets in ETNs and ETFs that provide exposure to commodities. The Fund’s commodity exposure is intended to provide income and asset class diversification to the Fund.

The Advisor will sell a portfolio security when a more attractive investment opportunity is identified, or the Fund’s portfolio needs to be rebalanced due to increases or decreases in the Fund’s net assets. The Advisor identifies attractive investment opportunities based on its research, which includes the relative value of income producing assets and asset classes. In making its determination, the Advisor will analyze the performance, correlations, drawdowns (a measure of a peak-to-trough decline during a specific period for an investment), up and down capture (a statistical measure of overall performance in up and down markets), fees and expenses, and dividend or income payments of securities. The Fund may invest up to 15% of its net assets in illiquid investments.

RH Tactical Outlook ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index. The Fund seeks to achieve the Fund’s investment objective of total return by investing in exchange traded funds (“ETFs”) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and not affiliated with the Fund (together, the “Portfolio Funds”). In addition to its indirect investments, the Fund may also invest directly in put and call options on index ETFs, sector ETFs, individual equities, and cash and cash equivalents as part of its risk management strategy.

The strategy will follow an asset allocation strategy under which the Advisor selects ETFs that invest in equity securities and fixed income securities. The equity securities consist of primarily U.S., foreign (including emerging markets), large cap, mid cap, and small cap securities. The fixed income securities will be primarily investment grade and may be of any duration and maturity, although the Advisor expects that most will be short to medium term (maturity of 1-10 years) fixed income securities. The Advisor selects individual ETFs based on their performance track record, portfolio manager views on the underlying investments, and risk/return analysis of the ETF against a comparable benchmark. The asset allocation strategy of the Fund deploys the Fund’s assets among equity and fixed income securities based on the Advisor’s internal technical and economic fundamental research. Economic fundamental research focuses on macroeconomic factors (e.g., economy and industry conditions). The Fund may invest 0-100% of its assets in equity and in fixed income securities based on the optimal allocation suggested by the Advisor’s research. The Fund may also invest in ETFs that invest in alternative investments, which will consist primarily of Real Estate Investment Trusts (“REITs”), limited partnerships, commodities, long/short equity, or global macro strategies to hedge the equity and fixed income investments with 0-20% of Fund assets.

The Portfolio Funds will not be limited in their investments by market capitalization or sector criteria. The selection of equity ETFs is based on how well the ETF tracks an index for large cap securities (S&P 500), mid cap securities (S&P Mid Cap 400), and small cap securities (Russell 2000). The selection of fixed income ETFs is based on how well the ETF tracks an index for short to intermediate US Treasuries, or the Bloomberg Barclays US Aggregate Bond Index. The Portfolio Funds in which a portfolio manager invests will have an investment objective similar to the Fund’s or will otherwise hold permitted investments under the Fund’s investment policies set forth in this prospectus. Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, a portfolio manager is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Fund will employ a risk management strategy intended to manage the volatility of the Fund’s returns and manage the overall risk of investing in the Fund. The risk management strategy monitors technical metrics on equity indices that may identify periods where there is potential for higher equity market risk. These technical metrics use mathematically based tools to identify positive or negative trends in equity indices, so, when the technical metrics identify a negative trend, there may be a potential for higher equity market risk. When periods of declining equity markets are more likely, the risk management strategy will reduce equity exposure. When employing this risk management strategy, the Fund may allocate a significant percentage of its assets to cash and cash equivalents. When employing the risk management strategy, in addition to cash and cash equivalents, the Fund may utilize a hedge overlay for downside protection, which will include put and call options and ETFs that have exposure to changes in volatility or offer inverse performance to equity markets (inverse ETFs). The hedge overlay will be used when the Advisor believes there is the potential for higher risk of loss in equity markets.

The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified, or the Fund’s portfolio needs to be rebalanced based on the Advisor’s internal technical and economic fundamental research. The Advisor’s research includes relative value of a security compared to other securities with similar market capitalization and equity style. The Advisor may opportunistically invest a portion of the portfolio that the advisor believes may outperform the benchmark based on its analysis of macroeconomic factors such as inflation expectations, interest rates, equity sector analysis, and the political environment. As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund’s performance due to higher transaction costs and taxes. Portfolio turnover will not be a limiting factor in making investment decisions.

Adaptive Tactical Rotation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index. The Advisor seeks to achieve the Fund’s investment objective of capital appreciation by investing in exchange-traded funds (“ETFs”) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and not affiliated with the Fund (“Portfolio Funds”). In addition to its indirect investments, the Fund may also invest directly in put and call options, index ETFs, sector ETFs, individual equities, and cash and cash equivalents as part of its risk management strategy.

The Advisor splits the Fund’s portfolio into two segments: core and opportunistic. The core segment of the Fund’s strategy targets a core position of approximately 25% in large-cap domestic securities. For the core segment of the Fund’s strategy, the Advisor may invest in ETFs that track the S&P 500 Index and utilize puts and calls for hedging the corresponding ETF. The investments of the Portfolio Funds will generally be comprised of equity securities included in the S&P 500 Index and principally consisting of common stock. The Advisor will balance the Fund’s Portfolio Funds around these core equity holdings.

The Advisor uses an investment model for analyzing market trends. The investment model includes factors such as price momentum, volatility, and comparative indicators relative to certain indices. When the Advisor’s model indicates a negative market trend, the Fund may use defensive instruments, including ETFs that invest in treasury bonds, exchange traded notes (“ETNs”), and leverage and inverse ETFs. The Fund may hold significant cash or inverse ETF positions during unfavorable market conditions.

The opportunistic segment of the Fund’s portfolio is divided into two parts. The first part targets an allocation of approximately 25% of the Fund’s net assets and consists of an allocation to large cap growth and/or large cap value ETFs. The Advisor’s proprietary Growth or Value Indicator (“GVI”) is used to determine this allocation. The GVI is designed to identify the strengths or weaknesses in growth and/or value assets and determine which positions should be more attractive during certain market conditions. GVI aims to enhance strategy performance while seeking to limit drawdowns of the Fund’s portfolio securities (the amount of money that an investment has lost from its highest point before it starts to recover). The GVI considers the relative historical performance between the S&P 500 Growth Index and the S&P 500 Value Index, and the momentum of the relative historical performance of the S&P 500 Growth Index and the S&P 500 Value Index to determine the relative value between U.S. large cap growth and U.S. large cap value securities. The S&P 500 Growth Index is a sub-set of the S&P 500 Index that includes growth stocks, which it measures using three factors: sales growth, the ratio of earnings change to price, and momentum. The S&P 500 Value Index is a sub-set of the S&P 500 Index that includes value stocks, which it measures using three factors: the ratios of book value, earnings, and sales to price. The second part of the opportunistic segment targets an allocation of approximately 50% to three U.S. domestic sector positions, which are generally of equal weight and aligned with the GVI. The strategy selects from a universe of fifteen sector ETFs ranking each sector Bullish, Moderately Bullish, Neutral, Moderately Bearish, and Bearish. The rankings utilize historical performance using a weighted average approach across different time frames. The rankings consider momentum, price valuation, up/down capture (how securities perform in relation to benchmarks in up market periods and down market periods), and market breadth (total number of stocks that are increasing in price as opposed to the number of stocks that are undergoing a decline in price).

The Fund will employ a risk management strategy intended to manage the volatility of the Fund’s returns and manage the overall risk of investing in the Fund. The risk management strategy monitors technical metrics on equity indices that may identify periods where there is potential for higher equity market risk. These technical metrics use mathematically based tools to identify positive or negative trends in equity indices, so, when the technical metrics identify a negative trend, there may be a potential for higher equity market risk. The investment model includes factors such as price momentum, volatility, and comparative indicators relative to certain indices. When periods of declining equity markets are more likely, the risk management strategy may reduce equity exposure. When employing this risk management strategy, the Fund may allocate a significant percentage of its assets to cash and cash equivalents. When employing the risk management strategy, in addition to cash and cash equivalents, the Fund may utilize a hedge overlay for downside protection, which will include put and call options and ETFs or ETNs that have exposure to changes in volatility or offer inverse performance to equity markets (inverse ETFs). The hedge overlay will be used when the Advisor believes there is the potential for higher risk of loss in equity markets.

The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund’s or will otherwise track particular market sectors. Although the Fund principally invests in Portfolio Funds with no sales-related expenses or very low sales-related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees. The Fund may have a relatively high level of portfolio turnover compared to other ETFs, which may affect the Fund’s performance due to higher transaction costs and higher taxes. Portfolio turnover will not be a limiting factor in making investment decisions.